Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Other comprehensive income
Schedule of Other comprehensive income

	2020			2019			2018
EURm	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Pension remeasurements
Remeasurements of defined benefit plans	624	(140)	484	414	(95)	319	388	(90)	298
Net change during the year	624	(140)	484	414	(95)	319	388	(90)	298
Translation differences
Exchange differences on translating foreign operations	(1 232)	1	(1 231)	259	–	259	443	1	444
Transfer to income statement	–	–	–	1	–	1	(42)	–	(42)
Net change during the year	(1 232)	1	(1 231)	260	–	260	401	1	402
Net investment hedges(1)
Net investment hedging gains/(losses)	266	42	308	(58)	12	(46)	(79)	16	(63)
Transfer to income statement	–	–	–	–	–	–	6	(1)	5
Net change during the year	266	42	308	(58)	12	(46)	(73)	15	(58)
Cash flow and other hedges(2)
Net fair value gains/(losses)	1	(1)	–	(64)	13	(51)	(44)	8	(36)
Transfer to income statement	14	(3)	11	62	(12)	50	(9)	2	(7)
Net change during the year	15	(4)	11	(2)	1	(1)	(53)	10	(43)
Financial assets at fair value through other comprehensive income
Net fair value losses	(213)	38	(175)	(126)	25	(101)	(144)	28	(116)
Transfer to income statement on loss allowance	229	(46)	183	40	(8)	32	33	(8)	25
Transfer to income statement on disposal	31	(6)	25	94	(19)	75	66	(13)	53
Net change during the year	47	(14)	33	8	(2)	6	(45)	7	(38)
Other increase	3	–	3	–	–	–	1	–	1
Total	(277)	(115)	(392)	622	(84)	538	619	(57)	562

(1)   In 2020, income tax related to net investment hedging gains includes EUR 94 million related to the derecognition of deferred tax assets in Finland. For more information, refer to Note 12, Income taxes.

(2)   Includes movements in cash flow hedging reserve and related cost of hedging reserve